Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 9,433	$ 215,737	$ 9,977
Prepaid expenses	151	2,238
Notes and interest receivable (related party)			291,192
Total current assets	9,584	217,975	301,169
Property and equipment, net	41,645	46,325
Mining assets	179,300	25,000
Total Assets	230,529	289,300	301,169
Current Liabilities
Accounts payable	32,208	21,767	5,726
Accrued liabilities	6,322	13,698	23,000
Note payable	50,000
Due to related party	38,910	38,910	38,910
Total current liabilities	127,440	74,375	67,636
Total Liabilities	127,440	74,375	67,636
Commitments
Stockholders' Equity
Common stock, 150,000,000 shares authorized, $0.001 par value; 88,341,068, 116,791,068 and 121,299,920 shares issued and outstanding as of June 30, 2012, December 31, 2011 and 2010, respectively	88,341	116,791	121,300
Additional paid-in capital	2,970,278	1,812,532	280,299
Deficit accumulated during the exploration stage	(2,937,508)	(1,697,717)	(168,066)
Total Lone Star Gold, Inc. Stockholders' Equity	121,111	231,606	233,533
Noncontrolling interest in subsidiary	(18,022)	(16,681)
Total Stockholders' Equity	103,089	214,925	233,533
Total Liabilities and Stockholders' Equity	$ 230,529	$ 289,300	$ 301,169